Cover	Aug. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2025
Entity Registrant Name	GXO LOGISTICS, INC.
Entity Incorporation, State Country Name	DE
Entity File Number	001-40470
Entity Tax Identification Number	86-2098312
Entity Address, Address Line One	Two American Lane
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	203
Local Phone Number	489-1287
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GXO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001852244
Amendment Flag	false